Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Opening Balance	$ 3,250	$ 2,833
Additions, net of reversals	238	137
Use of provision	(502)	(634)
Revaluation of existing proceedings and interest charges	240	199
Others		(8)
Translation adjustment	203	363
Closing Balance	$ 3,429	$ 2,890